Basis of Presentation - Schedule of Income and Expenses of Foreign Operations (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
USD [Member]
Disclosure Of Basis Of Preparation [Line Items]
Average exchange rate	19.2616	19.2357	18.9326
Euro [Member]
Disclosure Of Basis Of Preparation [Line Items]
Average exchange rate	1.1196	1.1815	1.1293